Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Issued Capital [member]	Share Premium [member]	Foreign Currency Translation Reserve [member]	Share-based Payment Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2014	€ 45,810	€ 2,272	€ 77,445	€ (71)	€ 4,050	€ (37,886)
Loss for the year	(32,922)					(32,922)
Other comprehensive loss, net of tax	(14)			(14)
Total comprehensive income/(loss)	(32,936)			(14)		(32,922)
Share-based payment (Note 6)	1,713				1,713
Capital increase	114,138	1,102	113,036
Cost of capital increase	(8,396)		(8,396)
Equity at Dec. 31, 2015	120,329	3,374	182,085	(85)	5,763	(70,808)
Loss for the year	(68,505)					(68,505)
Other comprehensive loss, net of tax	6			6
Total comprehensive income/(loss)	(68,499)			6		(68,505)
Share-based payment (Note 6)	7,321				7,321
Capital increase	125,966	980	124,986
Cost of capital increase	(8,504)		(8,504)
Equity at Dec. 31, 2016	176,613	4,354	298,567	(79)	13,084	(139,313)
Loss for the year	(123,897)					(123,897)
Other comprehensive loss, net of tax	65			65
Total comprehensive income/(loss)	(123,832)			65		(123,897)
Share-based payment (Note 6)	9,709				9,709
Capital increase	133,109	613	132,496
Cost of capital increase	(8,388)		(8,388)
Equity at Dec. 31, 2017	€ 187,211	€ 4,967	€ 422,675	€ (14)	€ 22,793	€ (263,210)